Consolidated statement of changes in equity - EUR (€) € in Thousands	Total		Allego Shareholders	PIPE Financing	Total	Total Allego Shareholders	Total PIPE Financing	Share capital	Share capital Allego Shareholders	Share capital PIPE Financing	Share premium	Share premium Allego Shareholders	Share premium PIPE Financing	Reserves	Accumulated deficit	Non-controlling interests
Beginning balance at Dec. 31, 2019	€ (37,596)				€ (37,596)			€ 1			€ 36,947			€ 4,592	€ (79,136)
Changes in Stock Holders Equity [Roll Forward]
Loss for the year	(43,256)	[1]			(43,256)										(43,256)
Other comprehensive income/(loss) for the year	8	[2]			8									8
Total comprehensive income/(loss) for the year, net of tax	(43,248)	[2]			(43,248)									8	(43,256)
Other changes in reserves	0				0									(777)	777
Share-based payment expenses	7,100				7,100										7,100
Transaction costs, net of tax	0
Ending balance at Dec. 31, 2020	(73,744)				(73,744)			1			36,947			3,823	(114,515)
Changes in Stock Holders Equity [Roll Forward]
Loss for the year	(319,672)	[2]			(319,672)										(319,672)
Other comprehensive income/(loss) for the year	(14)	[2]			(14)									(14)
Total comprehensive income/(loss) for the year, net of tax	(319,686)	[2]			(319,686)									(14)	(319,672)
Share premium contribution	26,000				26,000						26,000
Other changes in reserves	0				0									386	(386)
Share-based payment expenses	291,837				291,837										291,837
Transaction costs, net of tax	(1,059)				(1,059)						(1,059)
Ending balance at Dec. 31, 2021	(76,652)				(76,652)			1			61,888			4,195	(142,736)
Changes in Stock Holders Equity [Roll Forward]
Loss for the year	(305,292)				(304,778)										(304,778)	€ (514)
Other comprehensive income/(loss) for the year	(10,198)				(10,198)									(10,169)	(29)
Total comprehensive income/(loss) for the year, net of tax	(315,490)				(314,976)									(10,169)	(304,807)	(514)
Other changes in reserves	0				0									(886)	886
Share-based payment expenses	82,569				82,569										82,569
Transaction costs, net of tax	0
Shareholder loan equity conversion			€ 101,931			€ 101,931			€ 28,311			€ 73,620
Equity contribution (Spartan shareholders)	87,597				87,597			1,789			85,808
Equity contribution (PIPE financing)				€ 132,690			€ 132,690			€ 1,800			€ 130,890
Equity contribution (Private warrants exercise)	13,854				13,854			160			13,694
Non-controlling interests on acquisition of subsidiary	1,259				0											1,259
Ending balance at Dec. 31, 2022	€ 27,758				€ 27,013			€ 32,061			€ 365,900			€ (6,860)	€ (364,088)	€ 745

[1]	Refer to Note 2.7.24 for details regarding the restatement of comparative figures as a result of changes in accounting policies
[2]	Refer to Note 2.7.24 for details regarding the restatement of comparative figures as a result of changes in accounting policies